Acquisitions - Purchase price allocation of acquisition (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 13, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 22, 2025
Disclosure of detailed information about business combination [line items]
Exploration and evaluation assets		$ 396.1	$ 79.6
Current assets		903.7	668.3
Current liabilities		(517.1)	(550.6)
Non-current liabilities		(1,089.5)	(1,423.1)
Norther Superior Resources Inc.
Disclosure of detailed information about business combination [line items]
Exploration and evaluation assets		330.1
Current assets		3.3
Current liabilities		(1.2)
Non-current liabilities		(0.9)
Identifiable assets acquired (liabilities assumed)		331.3
Share consideration		304.0
Cash and cash equivalents		(25.0)
Existing Interest in Mines D'Or Orbec		0.0
Total consideration transferred, acquisition-date fair value		329.0
Transaction costs		2.3
Mines D'Or Orbec Inc
Disclosure of detailed information about business combination [line items]
Exploration and evaluation assets		15.2
Current assets		1.0
Current liabilities		(1.6)
Non-current liabilities		0.0
Identifiable assets acquired (liabilities assumed)		14.6
Share consideration		7.4
Cash and cash equivalents		(5.8)
Existing Interest in Mines D'Or Orbec		1.0
Total consideration transferred, acquisition-date fair value		14.2		$ 14.2
Transaction costs		0.4
2025 Acquisitions
Disclosure of detailed information about business combination [line items]
Exploration and evaluation assets		345.3
Current assets		4.3
Current liabilities		(2.8)
Non-current liabilities		(0.9)
Identifiable assets acquired (liabilities assumed)		345.9
Share consideration		311.4
Cash and cash equivalents		(30.8)
Existing Interest in Mines D'Or Orbec		1.0
Total consideration transferred, acquisition-date fair value		343.2
Transaction costs		$ 2.7
Vanstar Acquisition
Disclosure of detailed information about business combination [line items]
Exploration and evaluation assets			29.3
Current assets			0.3
Current liabilities			0.0
Non-current liabilities			0.0
Identifiable assets acquired (liabilities assumed)			29.6
Share consideration			28.2
Cash and cash equivalents			0.1
Existing Interest in Mines D'Or Orbec			0.0
Total consideration transferred, acquisition-date fair value	$ 29.6		28.1
Transaction costs	$ 1.5		$ 1.5